Financial risk management, objectives and policies (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit before tax	S/ 128,417	S/ 198,110	S/ 306,770
Change in exchange rate +5 [Member] | Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit before tax	(620)	(605)
Change in exchange rate +10 [Member] | Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit before tax	(1,239)	(1,209)
Change in exchange rate -5 [Member] | Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit before tax	620	605
Change in exchange rate -10 [Member] | Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Effect on profit before tax	S/ 1,239	S/ 1,209